Borrowings (Details) - GBP (£) £ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current
Total	£ 361	£ 538	£ 442
Non-current
Total	6,185	1,620	1,508
Bank loans [Member]
Current
Total	11	23	9
Non-current
Total	5,207		20
Finance lease [Member]
Current
Total	39	31	70
Non-current
Total	29	52	68
Government and research loans [Member]
Current
Total	311	484	363
Non-current
Total	£ 949	£ 1,568	£ 1,420